Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	14,260	15,787	17,387
Restricted stock units granted	(1,692)	(1,584)	(1,622)
Restricted stock units forfeited	57	57	22
Available for grant at ending balance	12,625	14,260	15,787